SECURITIES FINANCING ACTIVITIES - Schedule of Securities Borrowed and Purchased Under Agreements to Resell (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Banking and Thrift, Other Disclosure [Abstract]
Securities purchased under agreements to resell	$ 7,233,107	$ 7,151,510
Securities borrowed	1,406,560	980,720
Total	$ 8,639,667	$ 8,132,230